SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
WELLS FARGO ADVANTAGE INCOME FUNDS
WELLS FARGO INTERNATIONAL EQUITY FUNDS
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
WELLS FARGO ADVANTAGE SMALL CAP STOCK FUNDS
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
WELLS FARGO ADVANTAGE SPECIALTY FUNDS
(Each, a “Fund” and together, the “Funds”)

Effective immediately, the Funds’ prospectuses offering Class A, Class B and Class C shares are amended to include the following changes to the section entitled “Reductions and Waivers of Sales Charges”:

I.             Modified Rights of Reinvestment

The following sentence is revised under “Class A Shares Sales Charge Reductions and Waivers”:

Current Language	Revised Language
You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of redemption.

You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days (90 days for purchases made on or after July 1, 2013) of the date of redemption.

II.            Elimination of Annuity Payment Reinstatement Waiver

                The following bullet under “Class A Shares Sales Charge Waivers for Certain Parties” is modified to include the underlined language:

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution (effective through June 30, 2013).

III.          Change to Omnibus Account Language

                The following sentence is revised under “Class A Shares Sales Charge Waivers for Certain Parties”:

Current Language	Revised Language

Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts” or through an omnibus account maintained with a Fund by a broker-dealer.

Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment “wrap accounts,” including such specified types of investors who trade through an omnibus account maintained with a Fund by a broker-dealer.

November 14, 2012                                                                                                                              SFR122/P401SP3